Other Assets	12 Months Ended
Dec. 31, 2020
Other Assets [Abstract]
Other Assets	Other Assets

Other Current Assets

		December 31,
($ thousands)	Notes	2020	2019
Customer financing receivables, net		231,873	226,979
Contract assets	4	53,491	47,499
Value-added tax receivable		46,466	51,405
Income taxes receivable		45,203	56,857
Prepaid expenses		39,439	41,366
Prepaid royalties		8,701	24,999
Other receivables		8,149	10,673
Other		46,327	53,237
		479,649	513,015
Other Non-Current Assets

		December 31,
($ thousands)	Notes	2020	2019
Upfront license fees, net:
Italian Scratch & Win		845,336	873,756
Italian Lotto		516,177	568,669
New Jersey		74,449	83,209
Indiana		10,458	11,853
		1,446,420	1,537,487

Customer financing receivables, net		83,638	122,124
Contract assets	4	75,000	76,188
Deferred income taxes	17	33,117	27,108
Finance lease right-of-use assets	11	32,739	35,441
Debt issuance costs	16	23,937	20,464
Prepaid royalties		13,987	25,092
Other		64,803	73,847
		1,773,641	1,917,751

Upfront License Fees

The upfront license fees are being amortized on a straight-line basis as follows:

Upfront License Fee	License Term	Amortization Start Date
Italian Scratch & Win	9 years	October 2019
Italian Lotto	9 years	December 2016
New Jersey	15 years, 9 months	October 2013
Indiana	15 years	July 2013

Yeonama Holdings Co. Limited (“Yeonama”)

In May 2019, we sold our ownership interest in Yeonama, an investment previously included within other non-current assets on the consolidated balance sheet. The sale resulted in a pre-tax gain of €26.1 million ($29.1 million at the May 31, 2019 exchange rate).

Customer Financing Receivables

Customers' payment terms for customer financing receivables are confirmed with a written financing contract, lease contract, or promissory note and a security agreement is typically signed by the parties granting the Company a security interest in the related products sold or leased. Customer financing interest income is recognized based on market rates prevailing at issuance.

Customer financing receivables are recorded at amortized cost, net of any allowance for credit losses, and are classified in the consolidated balance sheets as follows:

	December 31, 2020
($ thousands)	Current Assets	Non-Current Assets	Total
Customer financing receivables, gross	274,650	90,780	365,430
Allowance for credit losses	(42,777)	(7,142)	(49,919)
Customer financing receivables, net	231,873	83,638	315,511

	December 31, 2019
($ thousands)	Current Assets	Non-Current Assets	Total
Customer financing receivables, gross	255,221	125,542	380,763
Allowance for credit losses	(28,242)	(3,418)	(31,660)
Customer financing receivables, net	226,979	122,124	349,103

The following table presents the activity in the allowance for credit losses:

	December 31,
($ thousands)	2020	2019	2018
Balance at beginning of year	(31,660)	(29,209)	(19,574)
Provisions, net	(37,191)	(2,477)	(10,131)
Amounts written off as uncollectible	23,525	11	317
Foreign currency translation	1,820	15	179
Other (1)	(6,413)	—	—
Balance at end of year	(49,919)	(31,660)	(29,209)
(1) Includes the adoption of ASC 326 as of January 1, 2020

The Company’s customer financing receivable portfolio is composed of customers within the Global Gaming business segment. We internally assess the credit quality of customer financing receivables using a number of factors, including, but not limited to, credit scores obtained from external providers, trade references, bank references, and historical experience. Risk profiles differ based on customer location and are pooled as North America, Latin America and the Caribbean (“LAC”), Europe, Middle East and Africa (“EMEA”), and Asia Pacific (“APAC”).

During 2020, $23.5 million of customer financing receivables, primarily within LAC, were written off as uncollectible due to the impacts of COVID-19. Additionally, due to the duration of the COVID-19 induced shutdowns in LAC and potential future impacts on our customers caused by COVID-19, we increased our allowance for credit losses during the year ended December 31, 2020. At December 31, 2020 the Company had $43.3 million of credit loss allowances associated with the LAC customer financing receivables.

The customer financing receivables at amortized cost by year of origination and the geography credit quality indicator at December 31, 2020 are as follows:

	Year of Origination
($ thousands)	2020	2019	2018	2017	2016 and prior	Total
North America	54,304	16,771	580	3,095	—	74,750
LAC	30,556	113,437	39,024	13,670	8,520	205,207
EMEA	23,620	28,021	16,010	2,343	1,637	71,631
APAC	8,493	4,024	1,174	123	28	13,842
	116,973	162,253	56,788	19,231	10,185	365,430

The past due balance, which represents installments that are one day or more past their contractual due date, of customer financing receivables at amortized cost and the geography credit quality indicator at December 31, 2020 is as follows:

($ thousands)	North America	LAC	EMEA	APAC	Total
Past due	6,062	106,011	12,585	3,839	128,497
Short-term portion not yet due	37,728	67,634	32,488	8,303	146,153
Long-term portion not yet due	30,960	31,562	26,558	1,700	90,780
	74,750	205,207	71,631	13,842	365,430